UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07156

Name of Fund: BlackRock MuniYield Insured Investment Fund (MFT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniYield Insured Investment Fund, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock MuniYield Insured Investment Fund (MFT)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Alabama - 4.2%
Health - 4.2%	Birmingham Alabama Special Care Facilities Financing Authority,
	RB, Health Care Facilities, Children's Hospital (AGC), 6.00%,
	6/01/39	$ 2,985 $	3,167,025
	Birmingham Special Care Facilities Financing Authority, RB,
	Childrens Hospital (AGC), 6.13%, 6/01/34	1,500	1,611,825
	Total Municipal Bonds in Alabama		4,778,850
California - 2.2%
Transportation - 1.3%	County of Sacramento California, RB, Senior, Series A (AGC),
	5.50%, 7/01/41	1,400	1,468,026
Utilities - 0.9%	San Diego Public Facilities Financing Authority, RB,
	Series B (AGC), 5.38%, 8/01/34	1,020	1,072,479
	Total Municipal Bonds in California		2,540,505
Colorado - 1.2%
Health - 1.2%	Colorado Health Facilities Authority, RB, Hospital, NCMC Inc.,
	Project, Series B (FSA), 6.00%, 5/15/26	1,300	1,425,567
	Total Municipal Bonds in Colorado		1,425,567
Florida - 63.8%
County/City/Special	City of Jacksonville Florida, Refunding RB & Improvement (MBIA),
District/School	5.25%, 10/01/32	1,455	1,469,419
District - 21.7%	City of Orlando Florida, RB, Senior, 6th Cent Contract Payments,
	Series A (AGC), 5.25%, 11/01/38	1,440	1,445,602
	County of Lee Florida, RB (AMBAC), 5.25%, 10/01/23	1,000	1,027,390
	County of Miami-Dade Florida, RB, CAB, Sub-Series A (MBIA),
	5.19%, 10/01/31 (a)	4,375	1,002,094
	County of Miami-Dade Florida, RB, CAB, Sub-Series A (MBIA),
	5.20%, 10/01/33 (a)	5,735	1,136,448
	County of Orange Florida, Refunding RB (AMBAC),
	5.00%, 10/01/29	2,190	2,230,318
	County of Orange Florida, Refunding RB, Series A (MBIA),
	5.13%, 1/01/23	1,000	1,028,430
	County of Osceola Florida, RB, Series A (MBIA), 5.50%, 10/01/27	1,100	1,121,296
	County of Palm Beach Florida, RB (MBIA), 7.20%, 6/01/15	1,500	1,791,675
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Authority
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
CAB	Capital Appreciation Bonds	MBIA	Municipal Bond Investors Assurance
CIFG	CDC IXIS Financial Guaranty		(National Public Finance Guaranty
COP	Certificates of Participation		Corp.)
EDA	Economic Development Authority	RB	Revenue Bonds
FGIC	Financial Guaranty Insurance Co.	S/F	Single-Family
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Association

BlackRock MuniYield Insured Investment Fund (MFT)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Miami-Dade County IDA, RB, BAC Funding Corp. Project,
	Series A (AMBAC), 5.38%, 10/01/30	$ 1,655 $	1,700,132
	Palm Beach County School Board, Florida, COP, Series D (FSA),
	5.25%, 8/01/21	2,000	2,119,040
	Santa Rosa County School Board, COP, Series 2 (MBIA),
	5.25%, 2/01/26	2,000	2,074,200
	Village Center Community Development District Recreational
	Revenue, RB, Series A (MBIA), 5.38%, 11/01/34	1,640	1,502,191
	Village Center Community Development District Recreational
	Revenue, RB, Series A (MBIA), 5.13%, 11/01/36	1,000	871,710
	Village Center Community Development District Utility Revenue, RB
	(MBIA), 5.25%, 10/01/23	1,310	1,290,887
	Village Center Community Development District Utility Revenue, RB
	(MBIA), 5.13%, 10/01/28	3,030	2,931,858
			24,742,690
Education - 7.3%	Broward County Educational Facilities Authority, RB, Educational
	Facilities, Nova Southeastern (AGC), 5.00%, 4/01/31	1,720	1,724,610
	Orange County Educational Facilities Authority, RB, Rollins College
	Project (AMBAC), 5.50%, 12/01/32	4,765	4,795,877
	Volusia County IDA, RB, Student Housing, Stetson University
	Project, Series A (CIFG), 5.00%, 6/01/25	1,000	898,670
	Volusia County IDA, RB, Student Housing, Stetson University
	Project, Series A (CIFG), 5.00%, 6/01/35	1,000	861,840
			8,280,997
Health - 2.5%	Jacksonville Economic Development Commission, RB, Mayo Clinic,
	Series B (MBIA), 5.50%, 11/15/36	750	760,860
	Orange County Health Facilities Authority, RB, Hospital, Orlando
	Regional Healthcare, 6.00%, 12/01/12 (b)	1,835	2,096,414
			2,857,274
Housing - 2.2%	Florida HFA, RB, Housing, Brittany Rosemont Apartments,
	Series C-1, AMT (AMBAC), 6.75%, 8/01/14	780	781,334
	Florida Housing Finance Corp., RB, Homeowner Mortgage,
	Series 4, AMT (FSA), 6.25%, 7/01/22	240	245,030
	Florida Housing Finance Corp., RB, Homeowner Mortgage,
	Series 11, AMT (FSA), 5.95%, 1/01/32	1,485	1,486,544
			2,512,908
State - 5.7%	Florida State Board of Education, RB, Series A (FGIC),
	6.00%, 7/01/10 (b)	6,190	6,484,087
Transportation - 13.4%	County of Lee Florida, RB, Series A, AMT (FSA), 6.00%, 10/01/29	1,000	1,012,380
	County of Miami-Dade Florida, RB, Miami International Airport,
	Series A, AMT (FSA), 5.25%, 10/01/41	1,200	1,165,764
	County of Miami-Dade Florida, RB, Miami International Airport,
	Series A, AMT (FSA), 5.50%, 10/01/41	2,400	2,410,128
	County of Miami-Dade Florida, RB, Series A, AMT (FSA),
	5.00%, 10/01/33	4,505	4,241,322

BlackRock MuniYield Insured Investment Fund (MFT)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Hillsborough County Aviation Authority, Florida, RB,
	Series C, AMT (AGC), 5.75%, 10/01/26	$ 1,000 $	1,033,760
	Jacksonville Port Authority, RB, AMT (MBIA), 5.63%, 11/01/26	1,225	1,226,360
	Miami-Dade County Expressway Authority, Florida, RB,
	Series B (MBIA), 5.25%, 7/01/27	1,000	1,020,650
	Orlando & Orange County Expressway Authority, RB,
	Series B (AMBAC), 5.00%, 7/01/35	3,190	3,113,185
			15,223,549
Utilities - 11.0%	City of Boynton Beach Florida, RB (FGIC), 6.25%, 11/01/20 (c)	700	849,919
	City of Lakeland Florida, Refunding RB, Series A (MBIA),
	5.00%, 10/01/28	1,500	1,510,020
	City of Miami Beach Florida, RB, Water And Sewer Revenue
	(AMBAC), 5.75%, 9/01/25	2,000	2,059,600
	City of Panama City Florida, RB, Series B (MBIA), 5.25%, 10/01/22	1,500	1,533,825
	City of Port Saint Lucie Florida, RB (MBIA), 5.25%, 9/01/24	1,055	1,077,028
	County of Polk Florida, RB (MBIA), 5.25%, 10/01/22	1,000	1,018,360
	County of Saint John's Florida, RB (FSA), 5.00%, 10/01/31	2,425	2,464,528
	Emerald Coast Utilities Authority, RB, System (MBIA),
	5.25%, 1/01/36	1,000	1,000,970
	Saint Lucie West Services District, RB (MBIA), 5.25%, 10/01/34	1,000	1,004,500
			12,518,750
	Total Municipal Bonds in Florida		72,620,255
Georgia - 2.8%
County/City/Special	Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Third
District/School	Indenture, Series B (FSA), 5.00%, 7/01/34	2,100	2,179,758
District - 1.9%
Utilities - 0.9%	County of Fulton Georgia, RB (MBIA), 5.25%, 1/01/35	1,000	1,021,680
	Total Municipal Bonds in Georgia		3,201,438
Illinois - 4.5%
County/City/Special	Chicago Board of Education, Illinois, GO, Chicago School Reform
District/School	Board, Series A (MBIA), 5.50%, 12/01/26	825	902,913
District - 0.8%
Transportation - 1.4%	Chicago Transit Authority, RB, Federal Transit Administration
	Section 5309, Series A (AGC), 6.00%, 6/01/26	1,400	1,588,664
Utilities - 2.3%	City of Chicago Illinois, Refunding RB, Second Lien (MBIA),
	5.50%, 1/01/30	895	965,642
	Illinois Municipal Electric Agency, RB, Series A (MBIA),
	5.25%, 2/01/28	1,565	1,626,035
			2,591,677
	Total Municipal Bonds in Illinois		5,083,254
Indiana - 3.5%
Utilities - 3.5%	Indianapolis Local Public Improvement Bond Bank, RB, Waterworks
	Project, Series A (AGC), 5.50%, 1/01/38	2,310	2,471,076

BlackRock MuniYield Insured Investment Fund (MFT)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Indiana Municipal Power Agency, Indiana, RB, Series A (MBIA),
	5.00%, 1/01/42	$ 1,485 $	1,466,170
	Total Municipal Bonds in Indiana		3,937,246
Iowa - 1.1%
Health - 1.1%	Iowa Finance Authority, RB, Iowa Health System (AGC),
	5.25%, 2/15/29	1,190	1,210,028
	Total Municipal Bonds in Iowa		1,210,028
Kentucky - 0.9%
Utilities - 0.9%	Kentucky Municipal Power Agency, RB, Prairie State Project,
	Series A (MBIA), 5.25%, 9/01/42	1,000	1,027,720
	Total Municipal Bonds in Kentucky		1,027,720
Louisiana - 1.9%
State - 1.4%	Louisiana State Citizens Property Insurance Corp., RB,
	Series C-3 (AGC), 6.13%, 6/01/25	1,405	1,561,714
Transportation - 0.5%	New Orleans Aviation Board, Louisiana, Refunding RB, Restructuring
	Garbs, Series A-1 (AGC), 6.00%, 1/01/23	375	418,946
	New Orleans Aviation Board, Louisiana, Refunding RB, Restructuring
	Garbs, Series A-2 (AGC), 6.00%, 1/01/23	160	178,750
			597,696
	Total Municipal Bonds in Louisiana		2,159,410
Michigan - 16.6%
County/City/Special	Michigan State Building Authority, Refunding RB, Facilities Program,
District/School	Series I (AGC), 5.25%, 10/15/22	1,350	1,447,659
District - 1.3%
Health - 1.3%	Royal Oak Hospital Finance Authority, Michigan, RB, William
	Beaumont Hospital, 8.25%, 9/01/39	1,265	1,469,158
State - 0.8%	Michigan State Building Authority Refunding RB, Facilities Program,
	Series I (AGC), 5.25%, 10/15/24	616	648,850
	Michigan State Building Authority Refunding RB, Facilities Program,
	Series I (AGC), 5.25%, 10/15/25	310	324,988
			973,838
Utilities - 13.2%	City of Detroit Michigan, RB, Second Lien, Series B (FSA),
	6.25%, 7/01/36	1,800	1,936,386
	City of Detroit Michigan, RB, Second Lien, Series B (FSA),
	7.00%, 7/01/36	200	234,718
	City of Detroit Michigan, RB, Second Lien, Series B (MBIA),
	5.50%, 7/01/29	1,640	1,645,297
	City of Detroit Michigan, RB, Second Lien, Series E (FGIC),
	5.75%, 7/01/31	2,270	2,439,637
	City of Detroit Michigan, RB, Senior Lien, Series B,
	5.50%, 7/01/35	3,750	3,872,325
	City of Detroit Michigan, RB, Senior Lien, Series B (FSA),
	7.50%, 7/01/33	475	586,530
	City of Detroit Michigan, RB, System, Second Lien,
	Series A (FGIC), 5.50%, 7/01/36	2,265	2,351,795

BlackRock MuniYield Insured Investment Fund (MFT)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	City of Detroit Michigan, Refunding RB, Senior Lien,
	Series C-1 (FSA), 7.00%, 7/01/27	$ 1,650 $	2,012,455
			15,079,143
	Total Municipal Bonds in Michigan		18,969,798
Minnesota - 3.0%
Health - 3.0%	City of Minneapolis Minnesota, RB, Fairview Health Services,
	Series B (AGC), 6.50%, 11/15/38	3,000	3,377,490
	Total Municipal Bonds in Minnesota		3,377,490
New Jersey - 3.7%
Health - 1.3%	New Jersey Health Care Facilities Financing Authority, RB, Virtual
	Health (AGC), 5.50%, 7/01/38	1,400	1,445,458
Housing - 1.4%	New Jersey State Housing & Mortgage Finance Agency, RB, S/F
	Housing, Series CC, 5.25%, 10/01/29	1,615	1,660,850
State - 1.0%	New Jersey EDA, RB, School Facilities Construction,
	Series Z (AGC), 6.00%, 12/15/34	1,000	1,117,130
	Total Municipal Bonds in New Jersey		4,223,438
New York - 5.8%
County/City/Special	New York City Transitional Finance Authority, RB, Fiscal 2009,
District/School	Series S-3, 5.25%, 1/15/39	1,000	1,038,380
District - 2.8%	New York City Transitional Finance Authority, RB, Fiscal 2009,
	Series S-4 (AGC), 5.50%, 1/15/29	2,000	2,172,840
			3,211,220
State - 3.0%	New York State Dormitory Authority, RB, Education,
	Series B, 5.25%, 3/15/38	3,250	3,401,678
	Total Municipal Bonds in New York		6,612,898
Pennsylvania - 1.3%
Transportation - 1.3%	Pennsylvania Turnpike Commission, RB, Sub-Series B (FSA),
	5.25%, 6/01/39	1,455	1,447,565
	Total Municipal Bonds in Pennsylvania		1,447,565
Puerto Rico - 1.3%
State - 1.3%	Puerto Rico Sales Tax Financing Corp., RB, First
	Sub-Series A, 6.38%, 8/01/39	1,425	1,536,977
	Total Municipal Bonds in Puerto Rico		1,536,977
Texas - 12.2%
County/City/Special	City of Dallas Texas, Refunding RB & Improvement (AGC),
District/School	5.25%, 8/15/38	850	867,553
District - 1.23%	Lubbock Copper Texas Independent School District, GO, School
	Building (AGC), 5.75%, 2/15/42	500	529,425
			1,396,977
Health - 1.6%	Harris County Health Facilities Development Corp., Refunding RB,
	Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	500	558,850
	Tarrant County Cultural Education Facilities Finance Corp.,
	Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	1,100	1,208,196
			1,767,046
Transportation - 2.7%	North Texas Tollway Authority, Refunding RB, System, First Tier,
	Series A (AGC), 5.75%, 1/01/40	1,500	1,577,655

BlackRock MuniYield Insured Investment Fund (MFT)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	North Texas Tollway Authority, Refunding RB, System, First Tier,
	Series K-1 (AGC), 5.75%, 1/01/38	$ 1,400 $	1,482,698
			3,060,353
Utilities - 6.7%	City of Houston Texas, Refunding RB, Combined, First Lien,
	Series A (AGC), 6.00%, 11/15/35	2,700	3,069,252
	City of Houston Texas, Refunding RB, Combined, First Lien,
	Series A (AGC), 6.00%, 11/15/36	2,055	2,338,199
	City of Houston Texas, Refunding RB, First Lien, Series A (AGC),
	5.38%, 11/15/38	1,000	1,056,920
	Lower Colorado River Authority, Refunding RB, LCRA (AGC),
	5.50%, 5/15/36	1,155	1,204,607
			7,668,978
	Total Municipal Bonds in Texas		13,893,355
Utah - 1.4%
Health - 1.4%	City of Riverton Utah, RB, IHC Health Services Inc.,
	5.00%, 8/15/41	1,670	1,618,197
	Total Municipal Bonds in Utah		1,618,197
Virginia - 1.1%
State - 1.1%	Virginia Public School Authority, Virginia, RB, School Financing,
	6.50%, 12/01/35	1,100	1,264,307
	Total Municipal Bonds in Virginia		1,264,307
	Total Municipal Bonds - 132.5%		150,928,298
	Municipal Bonds Transferred to Tender Option Bond Trusts (d)
District of
Columbia - 0.8%
Utilities - 0.8%	District of Columbia Water & Sewer Authority, RB,
	Series A, 6.00%, 10/01/35	750	838,421
Florida - 17.3%
County/City/Special	City of Jacksonville, Florida, RB, Better Jacksonville (MBIA), 5.00%,
District/School	10/01/27	1,320	1,348,182
District - 1.2%
Transportation - 2.2%	Hillsborough County Aviation Authority, Florida, RB,
	Series A, AMT (AGC), 5.50%, 10/01/38	2,499	2,513,153
Health - 10.6%	Miami Dade County Health Facilities Authority, Florida, Refunding
	RB, Miami Children's Hospital, Series A (AMBAC), 5.63%, 8/15/11	6,960	7,617,824
	South Broward Hospital District, Florida, RB (MBIA),
	5.63%, 5/01/12	4,000	4,455,680
			12,073,504
Housing - 2.2%	Lee County HFA, RB, Multi-County Program, Series A-2, AMT
	(GNMA), 6.00%, 9/01/40	1,455	1,560,982
	Manatee County HFA, RB, Series A, AMT (GNMA), 5.90%, 9/01/40	911	927,468
			2,488,450
Utilities - 1.1%	Jacksonville Electric Authority, RB, River Power Park, Issue Three,
	Series 2, 5.00%, 10/01/37	1,290	1,291,613
			19,714,902

BlackRock MuniYield Insured Investment Fund (MFT)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds Transferred to Tender Option Bond Trusts (d)	(000)	Value
Kentucky - 1.0%
State - 1.0%	Kentucky State Property & Buildings Commission, Kentucky,
	Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	$ 1,002 $	1,073,879
Nevada - 3.8%
County/City/Special	Clark County Water Reclamation District, GO, Limited Tax,
District/School	6.00%, 7/01/38	2,010	2,206,156
District - 3.8%	Clark County Water Reclamation District, GO,
	Series B, 5.50%, 7/01/29	1,994	2,167,197
			4,373,353
New York - 1.0%
Utilities - 1.0%	New York City Municipal Water Finance Authority, RB,
	Series FF-2, 5.50%, 6/15/40	1,095	1,186,621
Texas - 2.4%
Utilities - 2.4%	City of San Antonio, Texas, Refunding RB,
	Series A, 5.25%, 2/01/31	2,609	2,754,001
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 26.3%		29,941,177
	Total Long-Term Investments (Cost - $175,983,524) - 158.8%		180,869,475
	Short-Term Securities	Shares
	FFI Institutional Tax-Exempt Fund, 0.23% (e)(f)	6,000,000	6,000,000
	Total Short-Term Securities
	(Cost - $6,000,000) - 5.3%		6,000,000
	Total Investments (Cost - $181,983,524*) - 164.1%		186,869,475
	Liabilities in Excess of Other Assets - (1.0)%		(1,146,571)
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (13.5)%		(15,318,148)
	Preferred Shares, at Redemption Value - (49.6)%		(56,529,835)
	Net Assets Applicable to Common Shares - 100.0%	$ 113,874,921

* The cost and unrealized appreciation (depreciation) of investments as of October 31,

2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 167,926,317
Gross unrealized appreciation	$ 7,122,345
Gross unrealized depreciation	(3,485,124)
Net unrealized appreciation	$ 3,637,221

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c) Security is collateralized by Municipal or US Treasury Obligations.

(d) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
FFI Institutional Tax-Exempt Fund	$ 3,698,450	$ 4,705

(f) Represents the current yield as of report date.

BlackRock MuniYield Insured Investment Fund (MFT)

Schedule of Investments October 31, 2009 (Unaudited)

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund's investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1 - Short-Term Securities	$ 6,000,000
Level 2 - Long-Term Investments[1]	180,869,475
Level 3	-
Total	$ 186,869,475

1 See above Schedule of Investments for values in each sector.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Insured Investment Fund

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Insured Investment Fund

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Insured Investment Fund

Date: December 18, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Insured Investment Fund

Date: December 18, 2009